Going Concern (Details Narrative) - USD ($)	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (43,513,287)	$ (38,642,500)	$ (31,422,874)